Label	Element	Value
Innovator Growth-100 Power Buffer ETF - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: 4.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator Growth-100 Power Buffer ETF - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: 471.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Innovator Growth-100 Power Buffer ETF - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: 400.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Innovator Growth-100 Power Buffer ETF - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: 545.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)